Northern Lights Fund Trust III

Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund

Incorporated herein by reference is the definitive version of the Prospectus for Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 4, 2021, (SEC Accession 0001580642-21-000543).